Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,181,596)	$ (2,243,234)	$ (2,349,002)
Adjustments to reconcile net loss from operations to
Depreciation expense	54,576	25,839	27,311
Stock-based compensation for non-employee	1,005,000
Loss on equity method investment	46,105	49,413	61,876
Noncash lease expense	337,221	340,132
Loss on disposal of property and equipment		2,721
Foreign currency transaction loss (gain)	35,464		(40,965)
Other noncash expense	722	85,302
Changes in operating assets and liabilities:
Prepaid rent			(17,373)
Operating lease liabilities	(266,637)	(231,485)
Accounts receivable	(30,360)	59,599
Security deposits	47,042	(102,967)	(14,073)
Prepaid expenses and other current assets	206,743	(82,494)	(62,644)
Deferred revenue	(63,966)	(14,819)	82,123
Salary payable	(49,024)	12,550	91,667
Accrued liabilities and other payables	(124,137)	(39,713)	309,762
NET CASH USED IN OPERATING ACTIVITIES	(1,982,847)	(2,139,156)	(1,911,318)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for acquisition of subsidiaries, net of cash acquired		(109,494)
Purchase of property and equipment	(18,379)	(129,800)	(23,863)
Loan to related party		(79,510)
Collection of loan to related party	79,520
Loan to employee		(173,951)
Collection of loan to employee	173,974
Cash received from return of investment	306,518
Purchase of long-term investment	(873,577)	(232,721)	(42,450)
NET CASH USED IN INVESTING ACTIVITIES	(331,944)	(725,476)	(66,313)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term loan	41,250
Cash contribution from shareholders			1,661,420
Capital contribution from shareholders			5,448
Advances from related parties		14,496	206,205
Proceeds from issuance of stocks		6,851,401
Repayments to related parties	(4,000)	(427,681)	(24,179)
NET CASH PROVIDED BY FINANCING ACTIVITIES	37,250	6,438,216	1,848,894
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	60,946	(24,688)	(15,199)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(2,216,595)	3,548,896	(143,936)
CASH AND CASH EQUIVALENTS - beginning of year	3,642,521	93,625	237,561
CASH AND CASH EQUIVALENTS - end of year	1,425,926	3,642,521	93,625
Cash paid for:
Interest
Income taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Repurchase of common stock on credit as due to related parties			36,000
Cancellation of treasury stock	36,000
Proceeds from issuance of stocks deposited in escrow		500,000
Expenses paid by related parties on behalf of the Company	4,000	179,503	26,480
Acquisition consideration given up by a related party	1,000
Loan receivable from return of investment	92,831
Remeasurement of the lease liabilities and right-of-use assets due to lease modification	$ 32,227